Prudential Investment Portfolios 4

655 Broad Street
Newark, New Jersey 07102

October 30, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios 4 Registration numbers 033-10649 and 811-04930

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 29, 2025.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422 or email: patrick.mcguinness@prudential.com.

Very truly yours,

/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary